SCHEDULE OF OPERATING MATURITY ANALYSIS (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Total undiscounted lease liabilities	$ 715,049
Amount representing interest	(96,527)
Lease liability	618,522	$ 790,023	$ 378,643
Not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Total undiscounted lease liabilities	313,080
Later than one year and not later than three years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Total undiscounted lease liabilities	308,582
Later than four years and not later than five years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Total undiscounted lease liabilities	$ 93,387